1

QUARTERLY REPORT

CULTIVAR ETF

Schedule of InvestmentsApril 30, 2022 (unaudited)

		Shares	Fair Value
88.97%	COMMON STOCKS

8.40%	COMMUNICATION SERVICES
	AMC Networks, Inc.*	10,374	$338,504
	AT&T, Inc.	32,655	615,873
	Baidu, Inc.*	1,248	154,964
	Lumen Technologies, Inc.	37,685	379,111
	Meta Platforms, Inc.*	2,347	470,503
	Warner Brothers Discovery, Inc.*	5,953	108,047
			2,067,002

8.95%	CONSUMER DISCRETIONARY
	Alibaba Group Holding Ltd.*	1,685	163,597
	Ethan Allen Interiors, Inc.	14,703	349,049
	Grand Canyon Education, Inc.*	4,329	415,454
	HanesBrands, Inc.	11,388	151,005
	Hooker Furnishings Corp.	9,363	157,860
	Monro, Inc.	4,317	197,416
	Ollie’s Bargain Outlet Holdings, Inc.*	3,959	190,230
	Quotient Technology, Inc.*	51,714	274,601
	Qurate Retail, Inc.	72,087	303,486
			2,202,698

13.87%	CONSUMER STAPLES
	Campbell Soup Co.	8,619	406,989
	The Clorox Co.	2,530	362,979
	Colgate-Palmolive Co.	4,446	342,564
	Ingredion, Inc.	7,244	616,537
	Kellogg Co.	5,811	398,054
	Kimberly-Clark Corp.	2,613	362,763
	The Kraft Heinz Co.	5,148	219,459
	Lamb Weston Holdings, Inc.	5,967	394,419
	Walgreens Boots Alliance	7,293	309,223
			3,412,987

QUARTERLY REPORT

CULTIVAR ETF

Schedule of Investments - continuedApril 30, 2022 (unaudited)

		Shares	Fair Value
8.24%	ENERGY
	BP PLC	13,884	$398,749
	Core Laboratories Nv	26,130	679,380
	HF Sinclair Corp.*	11,349	431,489
	Schlumberger Ltd.	4,648	181,318
	World Fuel Services Corp.	13,962	338,160
			2,029,096

6.27%	FINANCIALS
	Citigroup, Inc.	6,162	297,070
	Greenhill & Co, Inc.	10,218	123,740
	Lazard LTD.	11,393	373,349
	M & T Bank Corp.	2,138	356,276
	Reinsuance Group of America, Inc.	3,660	392,791
			1,543,226

13.08%	HEALTHCARE
	Biogen, Inc.*	3,054	633,522
	Cardinal Health, Inc.	6,242	362,348
	Emergent Biosolutions, Inc.*	3,835	124,177
	Gilead Sciences, Inc.	5,811	344,825
	Haemonetics Corp.*	7,137	361,632
	Inogen, Inc.*	6,105	154,334
	Ionis Pharmaceuticals, Inc.*	5,577	205,011
	Natus Medical, Inc.*	15,210	506,037
	Perrigo Co. Plc	9,243	317,035
	Vertex Pharmaceuticals, Inc.*	767	209,560
			3,218,481

7.85%	INDUSTRIALS
	Healthcare Services Group	31,258	534,199
	Proto Labs, Inc.*	13,931	593,600
	Southwest Airlines Co.*	8,931	417,256
	Steelcase, Inc.	32,994	387,020
			1,932,075

QUARTERLY REPORT

CULTIVAR ETF

Schedule of Investments - continuedApril 30, 2022 (unaudited)

		Shares	Fair Value
9.74%	INFORMATION TECHNOLOGY
	Adobe, Inc.*	445	$176,198
	Global Payments, Inc.	2,837	388,612
	Intel Corp.	12,012	523,603
	Internatinal Business Machines Corp.	2,808	371,246
	Sabre Corp.*	21,294	222,948
	Western Union Corp.	20,436	342,507
	Xerox Holdings Corp.	21,359	371,647
			2,396,761

6.97%	MATERIALS
	Agnico Eagle Mines Ltd	8,565	498,740
	Barrick Gold Corp.	19,471	434,398
	Newmont Goldcorp Corp.	2,482	180,814
	Royal Gold, Inc.	4,613	601,904
			1,715,856

1.91%	REAL ESTATE
	Natinal Health Investors, Inc.	3,365	173,398
	The RMR Group, Inc.	10,842	295,770
			469,168

3.69%	UTILITIES
	Hawaiian Electric Industries, Inc.	8,931	367,154
	Northwest Natural Holding	7,488	358,151
	One Gas, Inc.	2,182	184,095
			909,400

88.97%	TOTAL COMMON STOCKS		21,896,750

1.84%	TREASURY NOTES
	US Treasury Bond, 2.25% 8/15/49	257,000	219,745
	US Treasury Bond, 1.375% 08/15/50	338,000	232,731
			452,476

1.84%	TOTAL TREASURY NOTES		452,476

QUARTERLY REPORT

CULTIVAR ETF

Schedule of Investments - continuedApril 30, 2022 (unaudited)

	Shares	Fair Value
90.81%	TOTAL INVESTMENTS	22,349,226
9.19%	Other assets, net of liabilities	2,262,920
100.00%	NET ASSETS	$24,612,146

*Non-income producing

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2022:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stock	$21,896,750	$—	$—	$21,896,750
US Treasury Bonds	452,476			452,476
Total Investments	$22,349,226	$—	$—	$22,349,226

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended April 30, 2022.

At April 30, 2022, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $23,469,189 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$900,785
Gross unrealized depreciation	(2,020,748)
Net unrealized appreciation	$(1,119,963)